CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net loss	$ (33,633,793)	$ (258,919,494)	$ (242,562,132)
Other comprehensive income:
Foreign currency translation adjustment	(2,533,628)	8,777,439	3,190,413
Other comprehensive income (loss)	(2,533,628)	8,777,439	3,190,413
Comprehensive loss	(36,167,421)	(250,142,055)	(239,371,719)
Less: comprehensive loss attributable to non-controlling interest	(3,772)	(3,955)	(46,593)
Comprehensive loss attributable to ReneSola Ltd	$ (36,163,649)	$ (250,138,100)	$ (239,325,126)